Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting
Segment Reporting

7. Segment Reporting

Previously, the Group disclosed two operating segments (Publishing and SEO Agency), which were consistent with information reviewed by the Group’s chief operating decision makers (CODM). Following a reassessment of its internal organizational and reporting structure, the Group has determined that the previous segmentation no longer reflects the current operational and management structure. The Group now operates as a single business unit and is managed as one reportable segment in accordance with AASB 8 Operating Segments. The CODM assesses the financial performance of the Group on a consolidated basis and reviews revenue as subscriptions, advertising and services.

Entity-wide disclosures

In accordance with AASB 8.33(b)–34, the following entity-wide disclosures are provided:

(a) Information about products and services

Revenue is derived from the following categories of products and services: subscriptions, advertising, and related services.

(b) Information about geographical areas

The Group generates revenue from customers in multiple geographic regions. The allocation of revenue by geographic location, based on the location of the customer, is as follows:

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Australia	1,022,079	1,442,596	2,139,865
North America	1,959,044	2,428,370	2,765,808
Other	221,569	280,122	471,020
Total	3,202,692	4,151,088	5,376,693

The majority of the Group’s non-current assets are located in Australia, with only minor balances held by the Group’s subsidiary in the United States, which remains dormant during the reporting period.

(c) Information about major customers

No single customer accounted for 10% or more of the Group’s total revenue during the year ended 30 June 2025 (2024: nil).